Annual Total Returns - Franklin Massachusetts Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF1-36 - Franklin Massachusetts Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	11.18%
Annual Return 2012	7.18%
Annual Return 2013	(5.31%)
Annual Return 2014	11.25%
Annual Return 2015	2.74%
Annual Return 2016	1.02%
Annual Return 2017	4.63%
Annual Return 2018	(0.16%)
Annual Return 2019	6.64%
Annual Return 2020	4.43%